Related Party Transactions	12 Months Ended
Aug. 31, 2019
Related Party Transactions
Related Party Transactions

16.   Related Party Transactions

The Group had the following balances with related parties as of August 31, 2018 and 2019, respectively:

Names of the related parties	Relationship with the Group
Shanghai Ya Qiao Education Investment Co., Ltd. (“Ya Qiao Education”)	Equity investee
Beijing Tus-Juren Education Technology Co., Ltd. ("Tus-Juren")	Former equity investee

(a)    Amount due from a related party

	As of August 31,
	2018	2019	2019
	RMB	RMB	US$
Ya Qiao Education	16,500	18,750	2,621

The amounts due from Ya Qiao Education is interest-free, unsecured and payable within 5 years from draw down in April 2019. In April 2019, the Group and Ya Qiao Educaiton signed an agreement to convert the loan to 75% of equity investment in Ya Qiao Education. As of August 31, 2019, the equity acquisition transaction was not yet completed.

(b)    Transactions with the related party

	For the years ended August 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Other revenues
Tus-Juren	—	—	6,772	947

In October 2018, the Group acquired 30% of equity investment in Beijing Tus-Juren Education Technology Co., Ltd., or Tus-Juren, a leading K-12 after-school education company in China. As the Company had significant influence, Tus-Juren was accounted for as an equity method investments. From November 2018 to February 2019, the Group lent a five-year convertible loan in the aggregate amount of RMB379,700  (US$53,073) to Tus-Juren. Such convertible loan bears an annual interest of 10% and the Group has the option to convert the principal and any unpaid interests into the equity interests of Tus-Juren at a pre-determined valuation at any time after either the third or fourth anniversary from the borrowing date. In March 2019, the Group disposed 12% of equity investment in Tus-Juren and lost its significant influence over Tus-Juren. The Group provided cousulting services and charged licensing fees to Tus-Juren which were recorded as other revenues.